Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income Taxes
Income taxes consist of the following:

	Year ended December 31,
(In US$ millions)	2017	2016	2015
Current tax expense:
Bermuda	—	—	—
Foreign	56	151	177
Deferred tax expense:
Bermuda	—	—	—
Foreign	10	48	31
Total tax expense	66	199	208
Effective tax rate	(2.2)%	452.3%	(48.7)%

Income Tax Reconciliation
The income taxes for the years ended December 31, 2017, 2016 and 2015 differed from the amount computed by applying the Bermudan statutory income tax rate of 0% as follows:

	Year ended December 31.
(In US$ millions)	2017	2016	2015
Income taxes at statutory rate	—	—	—
Effect of change on uncertain tax positions relating to prior year	(5)	28	—
Effect of unremitted earnings of subsidiaries	3	(4)	38
Effect of taxable income in various countries	68	175	170
Total tax expense	66	199	208

Net Deferred Tax Assets (Liabilities)
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets/(liabilities) consist of the following:

Deferred tax assets:

(In US$ millions)	December 31, 2017	December 31, 2016
Pensions and stock options	4	3
Provisions	49	28
Net operating losses carried forward	255	272
Other	—	2
Gross deferred tax assets	308	305
Valuation allowance	(230)	(245)
Deferred tax assets, net of valuation allowance	78	60

Deferred tax liabilities:

(In US$ millions)	December 31, 2017	December 31, 2016
Property, plant and equipment	138	126
Unremitted Earnings of Subsidiaries	37	34
Gross deferred tax liabilities	175	160
Net deferred tax (liability)/asset	(97)	(100)

Changes to Liabilities Related to Unrecognized Tax Benefits
The changes to our uncertain tax positions were as follows:

	Year ended December 31,
(In US$ millions)	2017	2016	2015
Balance at the beginning of the period	44	9	9
Increases as a result of positions taken in prior periods	23	35	—
Increases as a result of positions taken during the current period	—	2	—
Decreases as a result of positions taken in prior periods	(9)	(2)	—
Decreases as a result of positions taken in the current period	—	—	—
Decreases due to settlements	(3)	—	—
Balance at the end of the period	55	44	9

Earliest Tax Years that Remain Subject to Examination by Major Taxable Jurisdictions

Jurisdiction	Earliest Open Year
Angola	2015
Nigeria	2014
United States	2014
Norway	2013
Brazil	2008